UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10481

Cohen & Steers Quality Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 110.6%
BANK 0.2%
SJB Escrow Corp., Class A, 144A(a),(b),(c),(d)	119,300	$2,386,000
REAL ESTATE 110.4%
DIVERSIFIED 8.6%
American Assets Trust(e)	281,905	5,996,119
BGP Holdings PLC (EUR) (Australia)(a),(c),(d)	3,927,678	0
Forest City Enterprises(a),(e),(f)	1,438,319	27,083,547
Great Eagle Holdings Ltd. (Hong Kong)	1,231,743	4,125,050
Vornado Realty Trust(e),(f)	671,427	58,749,862
		95,954,578
HEALTH CARE 11.5%
Cogdell Spencer(e),(f),(g)	1,933,100	11,482,614
HCP(e),(f)	467,013	17,718,473
Health Care REIT(e),(f)	602,180	31,578,319
Nationwide Health Properties(e),(f)	526,059	22,373,289
Senior Housing Properties Trust	513,400	11,828,736
Ventas(e),(f)	622,752	33,815,434
		128,796,865
HOTEL 8.6%
DiamondRock Hospitality Co.	1,063,352	11,877,642
Hersha Hospitality Trust	1,854,154	11,013,675
Hospitality Properties Trust(e),(f)	327,569	7,583,222
Host Hotels & Resorts(e),(f)	1,350,609	23,784,224
Hyatt Hotels Corp., Class A(a),(e)	452,416	19,471,985
Starwood Hotels & Resorts Worldwide	202,128	11,747,679
Sunstone Hotel Investors(a),(e),(f)	1,071,453	10,918,106
		96,396,533
INDUSTRIAL 4.6%
ProLogis(e),(f)	3,086,462	49,321,663
Segro PLC (United Kingdom)(e)	429,799	2,216,688
		51,538,351

	Number of Shares	Value
OFFICE 12.4%
BioMed Realty Trust	290,507	$5,525,443
Boston Properties(e),(f)	597,168	56,641,385
Brandywine Realty Trust(e),(f)	809,291	9,824,793
Douglas Emmett(e),(f)	644,546	12,085,238
Hudson Pacific Properties(g)	523,428	7,694,392
Liberty Property Trust(e),(f)	701,855	23,091,029
Mack-Cali Realty Corp.(e)	350,136	11,869,610
SL Green Realty Corp.(e),(f)	160,850	12,095,920
		138,827,810
OFFICE/INDUSTRIAL 0.7%
PS Business Parks(e)	137,264	7,953,076
RESIDENTIAL 27.6%
APARTMENT 26.6%
Apartment Investment & Management Co.(e),(f)	1,010,651	25,741,281
Associated Estates Realty Corp.(e),(f)	770,890	12,241,733
AvalonBay Communities(e),(f)	344,822	41,406,226
BRE Properties(e),(f)	435,375	20,540,992
Campus Crest Communities(e),(f)	593,937	7,026,275
Education Realty Trust	757,961	6,086,427
Equity Residential(e),(f)	1,659,117	93,590,790
Essex Property Trust(e)	140,337	17,401,788
Home Properties	360,100	21,227,895
Post Properties(e)	387,722	15,218,089
UDR(e),(f)	1,505,193	36,681,553
		297,163,049
MANUFACTURED HOME 1.0%
Equity Lifestyle Properties(e),(f)	196,509	11,328,744
TOTAL RESIDENTIAL		308,491,793

	Number of Shares	Value
SELF STORAGE 7.0%
Public Storage(e),(f)	578,689	$64,182,397
Sovran Self Storage(e),(f)	193,577	7,655,970
U-Store-It Trust	591,738	6,225,084
		78,063,451
SHOPPING CENTER 27.3%
COMMUNITY CENTER 8.8%
Acadia Realty Trust(e),(f)	1,082,829	20,487,125
Developers Diversified Realty Corp.(e),(f)	2,006,183	28,086,562
Kimco Realty Corp.(e),(f)	820,323	15,044,724
Ramco-Gershenson Properties Trust	601,660	7,538,800
Regency Centers Corp.	442,355	19,233,595
Urstadt Biddle Properties-Class A	409,097	7,781,025
		98,171,831
REGIONAL MALL 18.5%
General Growth Properties(e),(f)	2,327,737	36,033,369
Pennsylvania REIT(e),(f)	547,312	7,810,142
Simon Property Group(e),(f)	1,415,944	151,732,559
Westfield Group (Australia)	802,900	7,756,677
Westfield Retail Trust (Australia)	1,459,900	3,956,324
		207,289,071
TOTAL SHOPPING CENTER		305,460,902
SPECIALTY 2.1%
Digital Realty Trust(e),(f)	207,402	12,058,352
DuPont Fabros Technology(e),(f)	439,694	10,662,580
		22,720,932
TOTAL REAL ESTATE		1,234,204,291
TOTAL COMMON STOCK (Identified cost—$937,545,545)		1,236,590,291

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 23.0%
FINANCE—MORTGAGE LOAN/BROKER 0.4%
Countrywide Capital IV, 6.75%	90,000	$2,229,300
Countrywide Capital V, 7.00%	100,000	2,501,000
		4,730,300
INSURANCE—MULTI-LINE—FOREIGN 0.6%
ING Groep N.V., 7.05%(e)	185,000	4,314,200
ING Groep N.V., 7.375%	100,000	2,403,000
		6,717,200
REAL ESTATE 22.0%
DIVERSIFIED 3.1%
Capital Lease Funding, 8.125%, Series A	162,000	4,014,360
Cousins Properties, 7.75%, Series A	60,000	1,506,000
Duke Realty Corp., 7.25%, Series N(e)	129,000	3,223,710
DuPont Fabros Technology, 7.875%, Series A	200,000	5,010,000
DuPont Fabros Technology, 7.625%, Series B	150,000	3,727,500
Entertainment Properties Trust, 7.75%, Series B(e)	70,000	1,704,500
Lexington Realty Trust, 6.50%, Series C ($50 par value)(e)	91,250	3,895,463
Lexington Realty Trust, 7.55%, Series D(e)	515,025	12,164,890
		35,246,423
HEALTH CARE 1.6%
Cogdell Spencer, 8.50%, Series A	80,000	1,974,400
HCP, 7.10%, Series F(e)	49,919	1,242,484
Health Care REIT, 7.875%, Series D(e)	88,600	2,246,010
Health Care REIT, 7.625%, Series F(e)	371,254	9,478,114
Health Care REIT, 6.50%, Series I ($50 Par Value)(Convertible)	60,000	3,126,000
		18,067,008

	Number of Shares	Value
HOTEL 3.0%
Hospitality Properties Trust, 8.875%, Series B(e),(f)	94,825	$2,418,986
Hospitality Properties Trust, 7.00%, Series C(e)	343,499	8,364,201
LaSalle Hotel Properties, 7.25%, Series G(e)	445,900	10,612,420
LaSalle Hotel Properties, 7.50%, Series H	100,000	2,407,000
Pebblebrook Hotel Trust, 7.875%, Series A	220,000	5,497,800
Sunstone Hotel Investors, 8.00%, Series A(e)	160,450	3,964,719
		33,265,126
INDUSTRIAL 0.9%
First Industrial Realty Trust, 7.25%, Series J	121,000	2,758,800
First Potomac Realty Trust, 7.75%, Series A	100,000	2,500,000
Monmouth Real Estate Investment Corp., 7.63%, Series A(c)	200,000	5,035,000
		10,293,800
OFFICE 3.5%
BioMed Realty Trust, 7.375%, Series A(e),(f)	454,499	11,607,905
Brandywine Realty Trust, 7.375%, Series D(e)	89,000	2,225,890
CommonWealth REIT, 6.50%, Series D (Convertible)(e)	173,800	3,740,176
Corporate Office Properties Trust, 7.625%, Series J(e)	263,900	6,602,778
Cousins Properties, 7.50%, Series B(e),(f)	307,775	7,642,053
Kilroy Realty Corp., 7.50%, Series F(e)	133,800	3,369,753
SL Green Realty Corp., 7.625%, Series C(e)	165,034	4,135,752
		39,324,307
RESIDENTIAL 4.4%
APARTMENT 3.9%
Alexandria Real Estate Equities, 7.00%, Series D (e)	275,000	7,067,500
Apartment Investment & Management Co., 8.00%, Series T(e)	148,861	3,736,411
Apartment Investment & Management Co., 7.75%, Series U(e)	1,024,750	25,588,008
Apartment Investment & Management Co., 8.00%, Series V(e)	201,200	5,062,192
Apartment Investment & Management Co., 7.875%, Series Y(e)	100,000	2,505,000
		43,959,111

	Number of Shares	Value
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties, 8.034%, Series A	200,000	$4,958,000
TOTAL RESIDENTIAL		48,917,111
SHOPPING CENTER 5.0%
COMMUNITY CENTER 2.3%
Cedar Shopping Centers, 8.875%, Series A(e)	200,000	5,010,000
Developers Diversified Realty Corp., 7.375%, Series H(e)	384,331	9,531,409
Kimco Realty Corp., 7.75%, Series G(e)	144,188	3,728,701
Kite Realty Group Trust, 8.25%, Series A	100,000	2,436,000
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(c),(e)	37,130	3,856,136
Weingarten Realty Investors, 6.50%, Series F(e)	62,065	1,472,182
		26,034,428
FREE STANDING 0.2%
National Retail Properties, 7.375%, Series C(e)	76,800	1,939,200
REGIONAL MALL 2.5%
CBL & Associates Properties, 7.75%, Series C(e)	155,000	3,859,500
CBL & Associates Properties, 7.375%, Series D(e),(f)	726,988	17,673,078
Simon Property Group, 8.375%, Series J ($50 par value)(c)	96,017	5,876,241
		27,408,819
TOTAL SHOPPING CENTER		55,382,447
SPECIALTY 0.5%
Entertainment Properties Trust, 9.00%, Series E	191,000	5,277,330
TOTAL REAL ESTATE		245,773,552
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$244,533,217)		257,221,052
PREFERRED SECURITIES—CAPITAL SECURITIES 3.2%
BANK 1.0%
Citigroup Capital III, 7.625%, due 12/1/36	4,000,000	4,156,800
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	6,000	6,738,750
		10,895,550

	Number of Shares	Value
BANK—FOREIGN 0.7%
Barclays Bank PLC, 6.860%, due 9/29/49, 144A (FRN) (United Kingdom)(b)	4,000,000	$3,780,000
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A (United Kingdom)(b)	4,300,000	4,149,500
		7,929,500
INSURANCE 1.1%
PROPERTY CASUALTY 0.7%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b),(e)	4,525,000	4,547,625
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(b),(e)	3,110,000	4,074,100
		8,621,725
REINSURANCE—FOREIGN 0.4%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(b)	4,640,000	4,408,000
TOTAL INSURANCE		13,029,725
REAL ESTATE—DIVERSIFIED 0.4%
IVG Immobilien AG, 8.00% (Germany)(c)	3,500,000	4,141,765
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$33,369,861)		35,996,540

	Principal Amount
CORPORATE BONDS 2.4%
REAL ESTATE
INDUSTRIAL 0.7%
Country Garden Holdings Co., 11.125%, due 2/23/18, 144A(b)	$3,000,000	3,060,000
First Industrial LP, 7.60%, due 7/15/28	4,691,000	4,626,503
		7,686,503
OFFICE 0.7%
BR Properties SA, 9.00%, due 12/31/49, 144A (b),(c)	7,500,000	7,453,125

		Number of Shares	Value
SHOPPING CENTER 1.0%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A (Brazil)(b)		$4,000,000	$4,200,000
General Shopping Finance Ltd., 10.00%, due 11/29/49, 144A(b)		7,415,000	7,544,763
			11,744,763
TOTAL CORPORATE BONDS (Identified cost—$26,142,404)			26,884,391
SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(h)		2,450,203	2,450,203
State Street Institutional Liquid Reserves Fund, 0.19%(h)		2,452,623	2,452,623
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,902,826)			4,902,826

TOTAL INVESTMENTS (Identified cost—$1,246,493,853)	139.6%		1,561,595,100

LIABILITIES IN EXCESS OF OTHER ASSETS	(39.6)		(443,295,694)

NET ASSETS (Equivalent to $10.17 per share based on 109,998,718 shares of common stock outstanding)	100.0%		$1,118,299,406

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 4.1% of net assets of the Fund, of which 0.9% is illiquid.
(c)	Illiquid security. Aggregate holdings equal 2.6% of net assets of the Fund.

(d)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.2% of net assets of the Fund.

(e)	A portion or all of the security is pledged in connection with the revolving credit agreement: $955,257,723 has been pledged as collateral.
(f)	A portion or all of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $454,568,613.
(g)	A portion of the security is segregated as collateral for interest rate swap transactions: $6,351,000 has been segregated as collateral.
(h)	Rate quoted represents the seven day yield of the fund.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Interest rate swaps outstanding at March 31, 2011 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(resets monthly)	Termination	Appreciation
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)

Merrill Lynch Derivative Products AG	$15,000,000	2.934%	0.250%	July 25, 2012	$(465,387)
Merrill Lynch Derivative Products AG	$35,000,000	3.430%	0.254%	November 22, 2012	(1,562,062)
Merrill Lynch Derivative Products AG	$88,000,000	3.600%	0.248%	January 29, 2014	(5,512,520)
Royal Bank of Canada	$20,000,000	3.615%	0.254%	January 16, 2013	(1,032,750)
Royal Bank of Canada	$70,000,000	1.865%	0.256%	June 13, 2015	471,726
Royal Bank of Canada	$46,000,000	2.474%	0.258%	February 10, 2016	(417,121)
UBS AG	$5,000,000	3.600%	0.254%	January 17, 2013	(256,638)
UBS AG	$13,000,000	3.639%	0.254%	April 17, 2013	(742,543)
UBS AG	$30,000,000	3.615%	0.248%	February 28, 2014	(1,914,777)
					$(11,432,072)

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2011.

Limited Access

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by the Board of Directors to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Bank	$2,386,000	$—	$—	$2,386,000
Common Stock — Other Industries	1,234,204,291	1,234,204,291	—	—
Preferred Securities — $25 Par Value	257,221,052	257,221,052	—	—
Preferred Securities — Capital Securities	35,996,540	—	35,996,540	—
Corporate Bonds	26,884,391	—	26,884,391	—
Money Market Funds	4,902,826	—	4,902,826	—
Total Investments	$1,561,595,100	$1,491,425,343	$67,783,757	$2,386,000
Other Financial Instruments*	$(11,432,072)	—	$(11,432,072)	—

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock - Bank	Corporate Bonds — Real Estate — Office
Balance as of December 31, 2010	$9,848,500	$2,386,000	$7,462,500
Change in unrealized appreciation (depreciation)	(9,375)	—	(9,375)
Transfers in and/or out of Level 3	(7,453,125)	—	(7,453,125)
Balance as of March 31, 2011	$2,386,000	$2,386,000	$—

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 securities have been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of March 31, 2011:

Interest rate contracts	$(11,432,072)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to

Cohen & Steers Quality Income Realty Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$321,871,023
Gross unrealized depreciation	(6,769,776)
Net unrealized appreciation	$315,101,247
Cost for federal income tax purposes	$1,246,493,853

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May , 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May , 2011